Information about Nonaccrual and Past Due Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Direct Financing Leases Overseas JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	$ 1,114	¥ 91,598	¥ 130,053	$ 43	¥ 3,518	¥ 4,119	$ 0	¥ 33	¥ 0	$ 1,014	¥ 83,316	¥ 120,127	$ 125	¥ 10,306	¥ 5,697	$ 864	¥ 71,042	¥ 97,114	$ 10	¥ 809	¥ 4,556	$ 0	¥ 2	¥ 3,093	$ 15	¥ 1,157	¥ 9,667	$ 33	¥ 2,724	¥ 3,307	$ 24	¥ 2,007	¥ 2,500
90 Days or More Past-Due Financing Receivables	1,738	142,921	163,709	157	12,942	15,031	0	1	65	1,369	112,537	125,826	172	14,134	9,925	179	14,689	19,747	521	42,831	54,566	29	2,362	5,487	468	38,521	36,101	175	14,406	17,908	37	3,035	4,879
Total Past Due Financing Receivables	2,852	234,519	293,762	200	16,460	19,150	0	34	65	2,383	195,853	245,953	297	24,440	15,622	1,043	85,731	116,861	531	43,640	59,122	29	2,364	8,580	483	39,678	45,768	208	17,130	21,215	61	5,042	7,379
Total Financing Receivables	43,230	3,553,080	3,688,964	10,548	866,927	825,478	177	14,556	14,941	21,544	1,770,711	2,017,692	2,751	226,139	303,640	6,684	549,326	648,933	4,153	341,302	386,214	1,670	137,244	145,473	6,286	516,700	533,432	8,184	672,683	642,827	2,777	228,203	188,026
Non-Accrual	$ 1,738	¥ 142,921	¥ 163,709	$ 157	¥ 12,942	¥ 15,031	$ 0	¥ 1	¥ 65	$ 1,369	¥ 112,537	¥ 125,826	$ 172	¥ 14,134	¥ 9,925	$ 179	¥ 14,689	¥ 19,747	$ 521	¥ 42,831	¥ 54,566	$ 29	¥ 2,362	¥ 5,487	$ 468	¥ 38,521	¥ 36,101	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879